Stockholders' deficiency (Detail Textuals 1)	9 Months Ended	12 Months Ended		45 Months Ended	0 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Sep. 08, 2010 Private Placement USD ($)	Sep. 08, 2010 Private Placement CAD	Aug. 27, 2010 Private Placement USD ($)	Aug. 27, 2010 Private Placement CAD	Dec. 31, 2010 Private Placement USD ($)	Dec. 31, 2012 Director	May 27, 2010 Common stock USD ($)	Dec. 31, 2010 Common stock USD ($)	Dec. 31, 2012 Common stock USD ($)	Dec. 31, 2011 Common stock USD ($)	Dec. 31, 2013 Common stock USD ($)	May 27, 2010 Common stock Founders [Member] USD ($)	May 27, 2010 Director and Officer [Member] Common stock Founders [Member]	Dec. 31, 2012 Valent Technologies, LLC	Jan. 25, 2013 Exchange Agreement (the "Reverse Acquisition") DelMar Pharmaceuticals (BC) Ltd. Common stock
Stockholders Equity Note [Line Items]
Stock issued to founders, shares												7,000,000				7,000,000	6,000,000
Stock issued to founders, per share															$ 0.001	$ 0.001
Stock issued to founders, proceeds	$ 6,667											$ 7,000				$ 6,667
Shares issued to the DelMar Employee Share Purchase Trust												2,000,000
Number of stock issued pursuant to vesting provisions and a repurchase option											6,700,000
Number of unvested shares to be repurchased prior to the expiration period											6,700,000
Stock repurchase price per share											$ 0.001
Vesting percentage of common stock											25.00%
Description of vesting of common stock											25% of the common shares shall vested immediately on May 27, 2010 and the remaining shares shall vest in twelve equal tranches on each quarterly anniversary of May 27, 2010 with the number of shares to vest on each such date to equal 1/16 of the number of shares issued on May 27, 2010.
Expiration period of stock option											36 months
Common stock issued during period					280,000	280,000	720,000	720,000				1,000,000
Common stock per share amount (in dollars per share)					$ 0.096	0.10	$ 0.095	0.10
Proceeds from issuance of common stock			28,506	102,070	26,989		68,414
Subscriptions receivable									28,506
Issuance of shares for settlement of accounts payable (in shares)													500,000	50,000				500,000
Stock Issued During Period Value Employee Stock Purchase Trust For Services	$ 32,091	$ 781,846	$ 95,140									$ 256	$ 1,591	$ 153
Stock Issued During Period Shares Employee Stock Purchase Trust For Services										1,390,625		256,250	1,590,625	153,125
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																			13,070,000